Average Annual Total Returns - Class A and Class C - Inverse NASDAQ-100 2x Strategy Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class A NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes) 1 Year	Class A NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes) 5 Years	Class A NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes) 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class C Return After Taxes on Distributions 1 Year	Class C Return After Taxes on Distributions 5 Years	Class C Return After Taxes on Distributions 10 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class C Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes) 1 Year	Class C NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes) 5 Years	Class C NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(71.20%)	(43.41%)	(38.95%)	(71.22%)	(43.42%)	(38.95%)	(42.15%)	(22.36%)	(13.17%)	48.88%	24.27%	20.63%	(70.26%)	(43.21%)	(39.07%)	(70.30%)	(43.22%)	(39.08%)	(41.60%)	(22.31%)	(13.18%)	48.88%	24.27%	20.63%